Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Computer hardware and purchased software	$ 302,800	$ 297,242
Leasehold improvements	221,666	221,666
Furniture and fixtures	88,322	88,322
Total	612,788	607,230
Less: accumulated depreciation and amortization	(590,185)	(578,559)
Property and equipment, net	$ 22,603	$ 28,671